UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to January 31, 2010

Item 1:                                                        Schedule of Investments

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

January 31, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (93.9%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*§	11,470	$905,786
BE Aerospace, Inc.*	2,700	60,561
ITT Corp.	13,900	671,509
		1,637,856
Airlines (1.7%)
Airtran Holdings, Inc.*§	13,900	66,998
Alaska Air Group, Inc.*	39,931	1,251,438
Allegiant Travel Co.*§	800	40,960
JetBlue Airways Corp.*§	33,500	165,490
		1,524,886
Auto Components (1.4%)
BorgWarner, Inc.*§	3,200	112,288
Gentex Corp.	52,100	998,757
TRW Automotive Holdings Corp.*§	300	6,909
WABCO Holdings, Inc.	6,700	173,195
		1,291,149
Automobiles (0.0%)
Thor Industries, Inc.	900	28,575

Beverages (0.1%)
Hansen Natural Corp.*	2,000	76,900
PepsiAmericas, Inc.	1,400	40,670
		117,570
Biotechnology (0.7%)
Cephalon, Inc.*§	300	19,152
Facet Biotech Corp.*§	18,260	287,595
Myriad Genetics, Inc.*	1,000	23,500
OSI Pharmaceuticals, Inc.*§	1,500	51,330
United Therapeutics Corp.*§	1,400	83,398
Vertex Pharmaceuticals, Inc.*§	5,100	195,840
		660,815
Building Products (0.1%)
Lennox International, Inc.	1,600	61,152

Capital Markets (2.9%)
Affiliated Managers Group, Inc.*§	1,300	78,741
Apollo Investment Corp.	18,394	189,458
Eaton Vance Corp.	3,400	97,954
Federated Investors, Inc. Class B§	28,100	713,178
Greenhill & Co., Inc.	16,100	1,252,580
Invesco, Ltd.	500	9,650
Jefferies Group, Inc.*§	3,200	81,728
Raymond James Financial, Inc.§	3,100	78,461
SEI Investments Co.	3,500	61,985
Waddell & Reed Financial, Inc. Class A	2,290	71,746
		2,635,481
Chemicals (2.2%)
Albemarle Corp.	2,500	89,300
Ashland, Inc.	2,300	92,943
Cabot Corp.	1,800	46,404
Celanese Corp. Series A	300	8,730
Cytec Industries, Inc.	1,449	54,062
Eastman Chemical Co.	2,634	148,900
Huntsman Corp.	2,900	35,351
International Flavors & Fragrances, Inc.	3,600	143,172
Lubrizol Corp.	1,900	140,011
Minerals Technologies, Inc.	600	28,680

	Number of Shares	Value
COMMON STOCKS
Chemicals
Olin Corp.§	2,100	$34,650
RPM International, Inc.	4,300	80,410
Sensient Technologies Corp.	1,600	41,520
Terra Industries, Inc.	22,900	723,640
The Scotts Miracle-Gro Co. Class A	4,700	186,590
Valspar Corp.	2,800	74,144
		1,928,507
Commercial Banks (2.6%)
Associated Banc-Corp.§	7,710	98,071
Bancorpsouth, Inc.	25,200	576,576
Bank of Hawaii Corp.	1,200	54,576
Cathay General Bancorp§	1,700	16,286
City National Corp.§	1,200	59,268
Commerce Bancshares, Inc.	2,514	99,504
Cullen/Frost Bankers, Inc.§	1,600	82,112
FirstMerit Corp.	2,608	53,438
Fulton Financial Corp.§	29,400	271,656
International Bancshares Corp.	10,100	210,484
PacWest Bancorp§	800	16,600
SVB Financial Group*	1,500	65,085
Synovus Financial Corp.§	36,500	100,740
TCF Financial Corp.§	3,000	43,920
Trustmark Corp.§	8,700	198,360
Valley National Bancorp§	3,875	53,281
Webster Financial Corp.§	1,700	26,299
Westamerica BanCorporation§	5,200	289,016
Wilmington Trust Corp.	1,944	25,506
		2,340,778
Commercial Services & Supplies (0.7%)
Clean Harbors, Inc.*	600	34,356
Copart, Inc.*	2,600	87,776
Corrections Corp. of America*	3,145	58,843
Deluxe Corp.	1,500	27,915
Herman Miller, Inc.	1,500	25,335
HNI Corp.	2,200	55,044
Mine Safety Appliances Co.	6,500	156,585
Rollins, Inc.	6,100	120,048
Standard Parking Corp.*	20	325
The Brink’s Co.	1,200	28,056
Waste Connections, Inc.*§	2,200	70,774
		665,057
Communications Equipment (0.8%)
3Com Corp.*	11,700	87,165
ADC Telecommunications, Inc.*§	47,500	252,225
ADTRAN, Inc.§	1,800	38,160
Ciena Corp.*§	2,500	31,875
CommScope, Inc.*	2,700	73,467
F5 Networks, Inc.*	2,100	103,803
Palm, Inc.*§	4,200	43,638
Plantronics, Inc.	1,300	34,346
Polycom, Inc.*	2,500	56,075
Unity Wireless Corp.*	712,201	356
		721,110
Computers & Peripherals (1.6%)
Diebold, Inc.	1,900	50,483
NCR Corp.*	5,000	59,850
NetApp, Inc.*	14,700	428,211
Teradata Corp.*	1,000	27,970

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	23,616	$897,172
		1,463,686
Construction & Engineering (2.4%)
Aecom Technology Corp.*	3,300	89,001
Fluor Corp.	31,200	1,414,608
Granite Construction, Inc.§	1,000	30,880
Jacobs Engineering Group, Inc.*	500	18,895
KBR, Inc.	4,800	89,904
The Shaw Group, Inc.*	11,500	371,335
URS Corp.*	2,300	103,224
		2,117,847
Construction Materials (0.1%)
Martin Marietta Materials, Inc.§	1,200	95,016

Consumer Finance (0.1%)
AmeriCredit Corp.*§	2,700	56,619

Containers & Packaging (0.4%)
Aptargroup, Inc.	1,900	67,412
Greif, Inc. Class A	900	43,524
Packaging Corp. of America	2,900	63,916
Silgan Holdings, Inc.	600	31,110
Sonoco Products Co.	2,900	80,504
Temple-Inland, Inc.	3,000	52,110
		338,576
Distributors (0.1%)
LKQ Corp.*	3,600	67,500

Diversified Consumer Services (2.6%)
Brink’s Home Security Holdings, Inc.*	1,500	61,500
Career Education Corp.*§	16,400	356,700
Corinthian Colleges, Inc.*§	88,700	1,241,800
DeVry, Inc.	5,200	317,512
ITT Educational Services, Inc.*§	1,100	106,557
Matthews International Corp. Class A	800	27,080
Regis Corp.	3,000	47,790
Service Corp. International	9,300	71,331
Sotheby’s§	1,800	41,832
Strayer Education, Inc.§	300	62,334
		2,334,436
Diversified Financial Services (0.1%)
Moody’s Corp.§	700	19,313
MSCI, Inc. Class A*	2,900	85,724
		105,037
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	21,300	61,983
tw telecom, Inc.*	3,700	57,017
		119,000
Electric Utilities (0.5%)
Cleco Corp.	1,600	41,472
DPL, Inc.	3,100	83,204
Great Plains Energy, Inc.§	3,600	64,296
Hawaiian Electric Industries, Inc.§	2,457	48,599
IDACORP, Inc.	1,400	43,890
NV Energy, Inc.	6,300	72,576
PNM Resources, Inc.	2,700	31,401
Westar Energy, Inc.	3,300	70,389
		455,827

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (0.5%)
AMETEK, Inc.	3,000	$109,320
Brady Corp. Class A	4,200	118,692
EnerSys*	700	13,643
Regal-Beloit Corp.	900	42,660
Roper Industries, Inc.§	700	35,056
SunPower Corp. Class B*	1,042	19,350
Thomas & Betts Corp.*	1,500	50,640
Woodward Governor Co.	3,500	89,005
		478,366
Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc.*	3,100	81,437
Avnet, Inc.*	3,700	97,828
Benchmark Electronics, Inc.*	14,100	256,902
Ingram Micro, Inc. Class A*	4,500	76,050
Itron, Inc.*	1,000	61,540
Jabil Circuit, Inc.	1,000	14,480
National Instruments Corp.	1,500	44,085
Tech Data Corp.*	26,300	1,071,725
Trimble Navigation, Ltd.*§	3,200	73,248
Vishay Intertechnology, Inc.*	5,100	38,454
		1,815,749
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	1,500	50,280
CARBO Ceramics, Inc.§	200	13,184
Dresser-Rand Group, Inc.*	400	11,888
Exterran Holdings, Inc.*	1,700	34,476
FMC Technologies, Inc.*	1,400	74,438
Helix Energy Solutions Group, Inc.*	2,800	29,708
Helmerich & Payne, Inc.§	2,900	121,307
Oceaneering International, Inc.*	1,500	82,050
Patterson-UTI Energy, Inc.§	3,900	59,904
Pride International, Inc.*	4,800	142,080
Rowan Cos., Inc.*	1,000	21,480
Superior Energy Services, Inc.*	2,200	50,534
Tidewater, Inc.§	7,800	365,196
Unit Corp.*	1,100	50,094
		1,106,619
Food & Staples Retailing (0.1%)
BJ’s Wholesale Club, Inc.*§	1,400	47,306
Ruddick Corp.	1,100	31,185
Safeway, Inc.	364	8,172
		86,663
Food Products (1.9%)
Corn Products International, Inc.	2,000	56,840
Dean Foods Co.*	7,700	135,751
Flowers Foods, Inc.§	2,200	53,438
Green Mountain Coffee Roasters, Inc.*	1,000	84,820
Hormel Foods Corp.	2,400	92,880
Lancaster Colony Corp.	7,536	411,089
McCormick & Co., Inc.	13,000	472,498
Ralcorp Holdings, Inc.*	1,600	98,880
Smithfield Foods, Inc.*§	3,900	58,734
The Hershey Co.§	5,900	214,937
Tootsie Roll Industries, Inc.	1,100	28,633
Tyson Foods, Inc. Class A	1,200	16,584
		1,725,084
Gas Utilities (1.3%)
AGL Resources, Inc.	2,100	74,109
Atmos Energy Corp.	2,500	69,050

	Number of Shares	Value
COMMON STOCKS
Gas Utilities
Energen Corp.	8,134	$357,489
National Fuel Gas Co.	3,700	173,604
Nicor, Inc.§	6,500	263,380
ONEOK, Inc.	2,900	122,351
UGI Corp.	3,000	73,530
WGL Holdings, Inc.	1,700	53,941
		1,187,454
Health Care Equipment & Supplies (3.9%)
Align Technology, Inc.*§	4,100	76,875
Beckman Coulter, Inc.	1,900	124,203
CR Bard, Inc.	4,100	339,849
Edwards Lifesciences Corp.*	1,700	152,354
Gen-Probe, Inc.*§	1,400	60,102
Hill-Rom Holdings, Inc.	1,800	42,066
Hologic, Inc.*	7,200	108,504
Idexx Laboratories, Inc.*	1,500	78,735
Immucor, Inc.*	11,800	218,890
Kinetic Concepts, Inc.*§	10,400	429,416
Masimo Corp.*§	1,400	38,864
ResMed, Inc.*§	2,000	102,280
STERIS Corp.	31,000	808,480
Teleflex, Inc.	1,100	62,876
Thoratec Corp.*§	30,900	876,015
		3,519,509
Health Care Providers & Services (3.9%)
CIGNA Corp.	200	6,754
Community Health Systems, Inc.*§	2,400	78,288
Cross Country Healthcare, Inc.*§	55	498
Emergency Medical Services Corp. Class A*	300	15,753
Health Management Associates, Inc. Class A*	7,595	50,431
Health Net, Inc.*	2,900	70,354
Henry Schein, Inc.*§	2,600	140,530
Humana, Inc.*	29,800	1,448,876
Kindred Healthcare, Inc.*	1,022	17,282
LifePoint Hospitals, Inc.*	1,500	44,970
Lincare Holdings, Inc.*§	11,282	415,403
Omnicare, Inc.	5,000	125,000
Owens & Minor, Inc.	1,600	64,144
Psychiatric Solutions, Inc.*§	1,700	37,485
Universal Health Services, Inc. Class B	2,600	75,816
VCA Antech, Inc.*§	2,400	60,936
WellCare Health Plans, Inc.*	25,800	804,444
		3,456,964
Health Care Technology (0.2%)
Cerner Corp.*§	1,900	143,735

Hotels, Restaurants & Leisure (1.4%)
Bob Evans Farms, Inc.	5,900	164,669
Boyd Gaming Corp.*	1,400	10,920
Brinker International, Inc.	2,900	47,328
Burger King Holdings, Inc.§	2,200	38,368
Chipotle Mexican Grill, Inc.*	1,200	115,752
Darden Restaurants, Inc.	9,700	358,512
International Speedway Corp. Class A	600	15,426
Life Time Fitness, Inc.*§	1,000	23,950
Panera Bread Co. Class A*	2,000	142,840
Scientific Games Corp. Class A*	1,800	25,344
The Cheesecake Factory, Inc.*§	1,900	40,166
Wendy’s/Arby’s Group, Inc. Class A	40,100	184,861
WMS Industries, Inc.*	3,000	111,240
		1,279,376

	Number of Shares	Value
COMMON STOCKS
Household Durables (1.5%)
American Greetings Corp. Class A	7,100	$131,208
KB Home	1,700	25,976
Leggett & Platt, Inc.	38,658	705,895
M.D.C. Holdings, Inc.	1,000	33,600
Mohawk Industries, Inc.*§	1,500	62,115
NVR, Inc.*	300	205,242
The Ryland Group, Inc.§	1,200	26,712
Toll Brothers, Inc.*§	3,600	66,492
Tupperware Brands Corp.	1,800	76,428
		1,333,668
Household Products (0.3%)
Church & Dwight Co., Inc.	2,000	120,580
Energizer Holdings, Inc.*	2,000	111,000
		231,580
Independent Power Producers & Energy Traders (0.0%)
NRG Energy, Inc.*	1,600	38,576

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,200	73,744

Insurance (2.9%)
American Financial Group, Inc.	2,050	50,860
Arthur J. Gallagher & Co.§	3,100	69,905
Brown & Brown, Inc.	20,500	360,800
CNA Financial Corp.*§	300	7,047
Everest Re Group, Ltd.	6,200	531,588
Fidelity National Financial, Inc. Class A	6,400	82,560
First American Corp.	5,700	168,549
Hanover Insurance Group, Inc.	2,549	108,129
HCC Insurance Holdings, Inc.	20,700	560,970
Horace Mann Educators Corp.	4,481	53,727
Lincoln National Corp.	200	4,916
Mercury General Corp.§	900	34,398
Old Republic International Corp.§	7,100	75,189
Protective Life Corp.	2,400	40,440
Reinsurance Group of America, Inc.	1,900	92,568
StanCorp Financial Group, Inc.	1,686	72,464
Unitrin, Inc.	7,364	159,799
Unum Group	900	17,613
W.R. Berkley Corp.	3,700	90,021
		2,581,543
Internet & Catalog Retail (0.1%)
Expedia, Inc.*	300	6,423
NetFlix, Inc.*§	1,600	99,600
priceline.com, Inc.*§	100	19,535
		125,558
Internet Software & Services (2.2%)
Digital River, Inc.*	5,600	140,728
Equinix, Inc.*	1,000	96,230
Sohu.com, Inc.*	21,500	1,082,525
ValueClick, Inc.*	25,000	231,250
VeriSign, Inc.*	18,400	421,544
		1,972,277
IT Services (3.6%)
Acxiom Corp.*	11,100	170,718
Affiliated Computer Services, Inc. Class A*	500	30,760
Alliance Data Systems Corp.*§	1,500	89,190
Broadridge Financial Solutions, Inc.	22,512	488,961
Convergys Corp.*	2,900	31,030
DST Systems, Inc.*§	1,000	45,330

	Number of Shares	Value
COMMON STOCKS
IT Services
Fidelity National Information Services, Inc.	10,635	$250,561
Gartner, Inc.*	1,600	34,240
Global Payments, Inc.	33,639	1,496,935
Hewitt Associates, Inc. Class A*	2,300	90,804
Lender Processing Services, Inc.	2,700	104,652
ManTech International Corp. Class A*	2,100	100,611
NeuStar, Inc. Class A*	10,400	233,584
SAIC, Inc.*	400	7,332
SRA International, Inc. Class A*	1,100	18,942
Wright Express Corp.*	2,500	73,400
		3,267,050
Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*§	7,700	40,656
Bio-Rad Laboratories, Inc. Class A*	2,500	232,950
Charles River Laboratories International, Inc.*	1,800	65,412
Covance, Inc.*§	1,700	98,787
Mettler-Toledo International, Inc.*	900	87,723
Millipore Corp.*	3,600	248,292
Pharmaceutical Product Development, Inc.§	3,200	74,752
Techne Corp.	2,900	190,298
Varian, Inc.*§	900	46,404
Waters Corp.*	4,000	227,920
		1,313,194
Machinery (3.1%)
AGCO Corp.*§	2,500	77,275
Bucyrus International, Inc.	5,600	293,328
Crane Co.	1,500	45,780
Donaldson Co., Inc.	10,200	390,048
Federal Signal Corp.	9,713	63,037
Graco, Inc.	7,500	200,175
Harsco Corp.	2,155	64,133
IDEX Corp.	2,300	64,906
Joy Global, Inc.	6,400	292,736
Kennametal, Inc.	2,000	48,960
Lincoln Electric Holdings, Inc.	1,100	53,713
Navistar International Corp.*§	9,200	340,308
Nordson Corp.	4,600	260,084
Oshkosh Corp.	2,480	89,454
Pentair, Inc.	3,000	91,620
Robbins & Myers, Inc.	1,700	37,774
SPX Corp.§	1,500	81,660
Terex Corp.*	2,800	54,740
The Timken Co.	2,100	47,061
Toro Co.	600	23,370
Trinity Industries, Inc.§	2,500	39,100
Valmont Industries, Inc.§	500	34,730
Wabtec Corp.§	1,300	49,829
		2,743,821
Marine (0.1%)
Alexander & Baldwin, Inc.	1,100	35,145
Kirby Corp.*§	1,400	45,416
		80,561
Media (0.8%)
DISH Network Corp. Class A	14,400	262,944
DreamWorks Animation SKG, Inc. Class A*	2,100	81,774
Harte-Hanks, Inc.§	6,329	66,834
John Wiley & Sons, Inc. Class A§	2,500	104,375
Lamar Advertising Co. Class A*§	1,400	40,040
Liberty Global, Inc. Class A*	300	7,614
Scholastic Corp.	900	26,910

	Number of Shares	Value
COMMON STOCKS
Media
The Walt Disney Co.	1,043	$30,821
Valassis Communications, Inc.*	4,600	96,278
		717,590
Metals & Mining (1.8%)
Carpenter Technology Corp.	1,200	32,160
Cliffs Natural Resources, Inc.§	100	3,995
Commercial Metals Co.	3,200	43,968
Compass Minerals International, Inc.§	5,900	371,936
Hecla Mining Co.*§	65,000	296,400
Reliance Steel & Aluminum Co.	5,700	232,218
Steel Dynamics, Inc.	5,800	88,044
Worthington Industries, Inc.§	36,024	521,267
		1,589,988
Multi-Utilities (1.8%)
Alliant Energy Corp.	3,100	96,720
Black Hills Corp.§	1,400	36,372
MDU Resources Group, Inc.	5,500	121,110
NSTAR§	35,015	1,202,415
OGE Energy Corp.	2,600	94,172
Vectren Corp.	2,191	51,007
		1,601,796
Multiline Retail (3.0%)
99 Cents Only Stores*	2,300	29,992
Big Lots, Inc.*	49,400	1,403,454
Dollar Tree, Inc.*	10,200	505,104
Family Dollar Stores, Inc.	23,800	734,944
J.C. Penney Co., Inc.	500	12,415
Macy’s, Inc.	300	4,779
Saks, Inc.*§	4,200	27,048
		2,717,736
Office Electronics (0.0%)
Zebra Technologies Corp. Class A*§	1,600	41,760

Oil, Gas & Consumable Fuels (2.1%)
Arch Coal, Inc.	3,800	80,066
ATP Oil & Gas Corp.*	9,300	137,617
Bill Barrett Corp.*§	1,021	31,651
Brigham Exploration Co.*	11,800	153,872
Cimarex Energy Co.	2,500	123,025
CNX Gas Corp.*	10,800	289,764
Comstock Resources, Inc.*	1,400	54,586
Consol Energy, Inc.	300	13,983
Encore Acquisition Co.*	1,800	85,716
Forest Oil Corp.*§	3,000	72,360
Frontier Oil Corp.	2,800	34,888
Mariner Energy, Inc.*§	2,800	40,460
Newfield Exploration Co.*	7,700	376,838
Overseas Shipholding Group, Inc.	600	26,766
Patriot Coal Corp.*§	2,200	34,078
Plains Exploration & Production Co.*	3,800	126,730
Quicksilver Resources, Inc.*	3,200	42,528
Southern Union Co.	3,500	77,140
Swift Energy Co.*	4,400	110,264
VAALCO Energy, Inc.	19	80
		1,912,412
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*§	3,500	24,885

Personal Products (2.4%)
Alberto-Culver Co.	2,700	76,653

	Number of Shares	Value
COMMON STOCKS
Personal Products
NBTY, Inc.*	1,800	$80,154
The Estee Lauder Cos., Inc. Class A	37,600	1,974,752
		2,131,559
Pharmaceuticals (1.8%)
Endo Pharmaceuticals Holdings, Inc.*	3,203	64,412
Medicis Pharmaceutical Corp. Class A	18,800	434,468
Mylan, Inc.*§	52,300	953,429
Perrigo Co.§	2,100	92,988
Valeant Pharmaceuticals International*	2,184	73,099
		1,618,396
Professional Services (0.3%)
FTI Consulting, Inc.*	1,500	62,175
Korn/Ferry International*	1,530	22,644
Manpower, Inc.	2,300	119,117
Navigant Consulting, Inc.*	1,500	20,340
The Corporate Executive Board Co.	900	20,826
		245,102
Real Estate Investment Trusts (5.2%)
Alexandria Real Estate Equities, Inc.§	1,400	83,622
AMB Property Corp.	3,800	91,200
American Campus Communities, Inc.§	1,700	43,622
Apartment Investment & Management Co. Class A	16	246
BRE Properties, Inc.	1,600	51,312
Camden Property Trust	1,700	65,909
Corporate Office Properties Trust§	1,500	53,535
Cousins Properties, Inc.	2,654	20,329
Duke Realty Corp.	5,900	66,788
Equity Lifestyle Properties, Inc.	19,000	918,080
Equity One, Inc.§	2,000	33,500
Essex Property Trust, Inc.§	700	55,783
Federal Realty Investment Trust	1,700	109,446
Health Care REIT, Inc.	1,500	64,500
Healthcare Realty Trust, Inc.§	11,000	230,670
Highwoods Properties, Inc.§	2,100	63,441
Hospitality Properties Trust	3,600	79,632
Liberty Property Trust	3,400	103,360
Mack-Cali Realty Corp.	2,100	68,502
Mid-America Apartment Communities, Inc.	4,200	197,064
Nationwide Health Properties, Inc.	29,400	969,024
OMEGA Healthcare Investors, Inc.	7,400	138,454
Potlatch Corp.§	10,800	331,560
Rayonier, Inc.	8,200	343,908
Realty Income Corp.§	2,900	80,997
Regency Centers Corp.§	2,100	70,329
Senior Housing Properties Trust	3,100	64,635
SL Green Realty Corp.§	2,000	90,980
The Macerich Co.§	2,633	81,228
UDR, Inc.§	4,012	62,427
Weingarten Realty Investors	2,800	52,276
		4,686,359
Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.§	1,200	68,412

Road & Rail (1.4%)
Con-way, Inc.	1,300	37,206
J.B. Hunt Transport Services, Inc.	2,400	73,584
Kansas City Southern*	2,600	77,220
Landstar System, Inc.	28,070	1,018,660

	Number of Shares	Value
COMMON STOCKS
Road & Rail
Werner Enterprises, Inc.§	1,500	$29,670
		1,236,340
Semiconductors & Semiconductor Equipment (4.3%)
Atmel Corp.*	47,600	220,864
Cree, Inc.*	3,000	167,730
Fairchild Semiconductor International, Inc.*	3,600	32,328
Integrated Device Technology, Inc.*	56,100	318,087
International Rectifier Corp.*	2,089	37,685
Intersil Corp. Class A	3,800	51,186
Lam Research Corp.*	3,100	102,331
Linear Technology Corp.§	27,600	720,360
Maxim Integrated Products, Inc.	700	12,236
RF Micro Devices, Inc.*§	30,200	116,270
Semtech Corp.*	16,201	242,691
Silicon Laboratories, Inc.*	1,600	67,584
Veeco Instruments, Inc.*§	4,200	133,644
Xilinx, Inc.	68,700	1,619,946
		3,842,942
Software (4.4%)
ACI Worldwide, Inc.*	800	12,808
Advent Software, Inc.*	2,300	86,825
AsiaInfo Holdings, Inc.*	1,900	45,410
Cadence Design Systems, Inc.*	7,100	41,251
FactSet Research Systems, Inc.	1,400	88,200
Fair Isaac Corp.§	9,800	214,914
Informatica Corp.*	2,400	56,856
Jack Henry & Associates, Inc.	6,100	133,956
Mentor Graphics Corp.*	2,800	22,456
MICROS Systems, Inc.*	2,200	62,876
Parametric Technology Corp.*	3,500	57,960
Quest Software, Inc.*	1,600	27,552
Red Hat, Inc.*	95,800	2,607,676
Rovi Corp.*	8,900	256,943
Solera Holdings, Inc.	2,100	69,531
Sybase, Inc.*§	2,400	97,608
Synopsys, Inc.*	3,900	82,953
		3,965,775
Specialty Retail (5.4%)
Aaron’s, Inc.§	6,700	186,662
Advance Auto Parts, Inc.	29,200	1,151,940
Aeropostale, Inc.*§	7,100	233,519
American Eagle Outfitters, Inc.	5,700	90,573
AnnTaylor Stores Corp.*§	1,600	20,096
Barnes & Noble, Inc.§	1,000	17,480
CarMax, Inc.*§	5,700	117,591
Chico’s FAS, Inc.*	5,400	68,958
Coldwater Creek, Inc.*§	6,900	30,774
Collective Brands, Inc.*	1,700	33,456
Dick’s Sporting Goods, Inc.*§	2,400	53,688
Foot Locker, Inc.	4,300	48,547
Guess?, Inc.	1,500	59,565
J. Crew Group, Inc.*	1,800	70,578
Monro Muffler, Inc.	500	17,110
PetSmart, Inc.	3,400	87,550
RadioShack Corp.§	400	7,808
Rent-A-Center, Inc.*	17,300	346,000
Ross Stores, Inc.	37,806	1,736,430
The Gymboree Corp.*§	7,500	292,575
Urban Outfitters, Inc.*	3,800	119,966

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Williams-Sonoma, Inc.	3,200	$60,736
		4,851,602
Textiles, Apparel & Luxury Goods (1.5%)
Fossil, Inc.*	1,300	42,445
Hanesbrands, Inc.*	2,500	57,425
Phillips-Van Heusen Corp.	1,400	55,006
Steven Madden, Ltd.*	800	32,112
The Timberland Co. Class A*	6,600	113,520
The Warnaco Group, Inc.*	25,700	995,104
Under Armour, Inc. Class A*§	1,483	37,668
		1,333,280
Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.§	2,201	29,053
First Niagara Financial Group, Inc.	4,927	67,648
New York Community Bancorp, Inc.	10,700	160,821
NewAlliance Bancshares, Inc.§	31,200	363,168
Washington Federal, Inc.	2,927	54,588
		675,278
Tobacco (0.1%)
Universal Corp.	1,500	68,085

Trading Companies & Distributors (0.1%)
GATX Corp.§	1,200	31,464
MSC Industrial Direct Co., Inc. Class A	1,300	56,147
United Rentals, Inc.*§	1,600	12,816
		100,427
Water Utilities (0.1%)
Aqua America, Inc.§	3,800	63,042

Wireless Telecommunication Services (1.7%)
NII Holdings, Inc.*	400	13,096
Syniverse Holdings, Inc.*	10,600	178,186
Telephone & Data Systems, Inc.	41,200	1,299,860
		1,491,142
TOTAL COMMON STOCKS (Cost $85,849,308)		84,311,479

SHORT-TERM INVESTMENTS (27.1%)
State Street Navigator Prime Portfolio§§	18,460,141	18,460,141

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/01/10	$5,814	5,814,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,274,141)		24,274,141

TOTAL INVESTMENTS AT VALUE (121.0%) (Cost $110,123,449)		108,585,620

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.0%)		(18,839,836)

NET ASSETS (100.0%)		$89,745,784

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$84,311,479	$—	$—	$84,311,479
Short-Term Investments	18,460,141	5,814,000	—	24,274,141
Other Financial Instruments*	—	—	—	—
	$102,771,620	$5,814,000	$—	$108,585,620

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $110,123,449, $7,792,119, $(9,329,948) and $(1,537,829), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2010